SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Life of Fixed Assets (Details)	12 Months Ended
Dec. 31, 2019
Office Equipment and Fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Office Equipment and Fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Computers | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Computers | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Software | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	2 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years
Vehicles | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	4 years
Vehicles | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years